Balance Sheet Disclosures (Details) - Schedule of prepaid expenses and other current assets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid expenses and other current assets [Abstract]
Software and technology	$ 723,513	$ 687,740	$ 480,651
Professional services, dues and subscriptions	284,333	546,126	826,195
Insurance	143,355	264,097	243,222
Deferred contract costs	254,771	260,899	227,718
Unbilled receivables	547,675	506,984
Other	538,442	117,918	68,495
Total prepaid expenses and other current assets	$ 2,492,089	$ 2,383,764	$ 2,458,727